Other income net (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Exchange gain / (loss), net | $	$ 77,000		$ 101,000		$ (30,000)
Rental income | $	50,000		59,000		82,000
Government subsidies - Employment Support Scheme | $	0		147,000		0
Other income, net | $	127,000		307,000		52,000
Other income | $	$ 127,000		$ 307,000		$ 52,000
ZHEJIANG TIANLAN
Compensation income		¥ 0		¥ 22,548,000		¥ 0
Gain on disposal of property, plant and equipment		39,000		0		39,000
Investment income		531,000		266,000		0
Amounts waived by payees		3,061,000		4,535,000		280,000
Reversal of allowance for doubtful accounts		183,000		6,463,000		0
Subsidy income from PRC government		7,780,000		5,834,000		5,957,000
Other income		11,594,000		39,646,000		6,276,000
Bad debts written off		0		0		5,383,000
Impairment loss on contract assets		1,238,000		1,399,000		0
Impairment loss on long-term investments		0		1,340,000		0
Impairment loss on property, plant and equipment		0		2,742,000		0
Investment loss		0		0		241,000
Other losses		¥ 1,238,000		¥ 5,481,000		¥ 5,624,000